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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
   SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended March 31, 2009

                 (Please read instructions before preparing form.)

If amended report check here:  [_]

Rex Capital Advisors, LLC
Name of Institutional Investment Manager

50 Park Row West, Suite 113                 Providence        RI      02903
Business Address              (Street)        (City)       (State)    (Zip)

Arthur Duffy   (401)  383 - 5370      Member
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
  Intentional misstatements or ommissions of facts constitute Federal Criminal
                                  Violations.
                  See 18 U.S.C.  1001 and 15 U.S.C.  78ff (a)

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Providence and State of Rhode Island on the 13th day of May, 2009.

                               Rex Capital Advisors, LLC
                               (Name of Institutional Investment Manager


                               ----------------------------------------
                               (Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report):
(List in alphabetical order).

13f File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13 F File No.:
1.
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2.
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3.
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4.
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5.
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6.
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7.
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8.
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9.
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10.
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*     Refers to manager number on attached detail in Item 7.

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AS OF MARCH 31, 2009       FORM 13F       SEC FILE REX CAPITAL ADVISORS, LLC

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                                                                                                                    ITEM 8:
                                                                              ITEM 5:     ITEM 6:               VOTING AUTHORITY
                                                   ITEM 3:      ITEM 4:     SHARES OR  INVESTMENT             -------------------
ITEM 1:                             ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL  DISCRETION    ITEM 7:   (A)    (B)    (C)
NAME OF ISSUER                  TITLE OF CLASS     NUMBER        VALUE       AMOUNT   (A)  (B)  (C)  MANAGERS  SOLE  SHARED  NONE
-----------------------        -----------------   ---------  -----------   ---------  ---  --- ---  --------  ----  ------ ------
CRYSTALLEX INTL                COMMON STOCK        22942F101        3,657      14,065            XX                         14,065

ISHARES RUSSELL 1000 VALUE     ETF                 464287598      201,064       4,934  XX                                    4,934

ISHARES S&P 500 VALUE          ETF                 464287408    1,556,868      41,851  XX                                   41,851

ISHARES RUSSELL 2000 VALUE     ETF                 464287630      287,523       7,286  XX                                    7,286

ISHARES TR RUSSELL 2000        ETF                 464287655    1,088,993      25,898  XX                                   25,898

ISHARES RUSSELL 2000 GR        ETF                 464287648      289,812       6,303  XX                                    6,303

ISHARES MSCI EAFE              ETF                 464287465    1,145,922      30,485  XX                                   30,485

STANDARD&POORS DEP RCPT        ETF                 78462f103    4,229,416      53,187  XX                                   53,187

VANGUARD TOTAL STK MKT         ETF                 922908769    1,119,175      28,276  XX                                   28,276

AGGREGATE TOTAL                                                 9,922,429
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